Expense Example - FidelitySeriesFloatingRateHighIncomeFund-PRO - FidelitySeriesFloatingRateHighIncomeFund-PRO - Fidelity Series Floating Rate High Income Fund - Fidelity Series Floating Rate High Income Fund
Nov. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	1
5 years	7
10 years	$ 29